Insurance (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Other Movements In Insurance Liabilities [line items]
Other insurance liabilities	$ 237	$ 325
Increase (Decrease) of due to business growth	$ (88)	$ 114
Ontario [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	49.80%	52.30%
Western Provinces [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	32.50%	31.70%
Atlantic Provinces [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	10.80%	9.40%
Quebec [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	6.90%	6.60%
Automobile policies [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	65.80%	66.30%
Residential [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	33.80%	33.30%